Investments (Additional Information) (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Employee benefit plan percentage of maximum investment in brokerage account	100.00%
Employee benefit plan percentage of common stock plan net assets	5.00%	6.00%